DEBT (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
DEBT [Abstract]
Long-term debt, current portion	$ 2,018	12,571	346,550
Long-term debt	118,040	735,404	1,165,666
Total		747,975	1,512,216